Debt - Finance Obligations/Debt Covenants (Details) - USD ($)	3 Months Ended	12 Months Ended
	Oct. 15, 2023	Dec. 31, 2011	Apr. 30, 2023	Apr. 24, 2022
Debt Instrument [Line Items]
Debt outstanding	$ 44,202,000		$ 37,255,000	$ 23,946,000
Minimum liquidity	1,000,000
Finance obligations
Debt Instrument [Line Items]
Face amount	$ 665,000
Interest rate	10.00%
Debt term	5 years
Debt outstanding	$ 665,000
Finance obligations | Northbrook, Illinois Financing Obligation
Debt Instrument [Line Items]
Face amount		$ 7,000,000
Interest rate		8.15%
Debt term		15 years
Debt outstanding	$ 3,733,000		$ 3,995,000